Courtney R. Taylor Secretary American Funds Global High-Income Opportunities Fund (213) 486-9200 Tel cry@capgroup.com

September 2, 2014

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	American Funds Global High-Income Opportunities Fund
File Nos. 333-183930 and 811-22745

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on August 28, 2014 of Registrant’s Post-Effective Amendment No. 4 under the Securities Act of 1933 and Amendment No. 6 under the Investment Company Act of 1940.

Sincerely,

/s/Courtney R. Taylor

Courtney R. Taylor